CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (129,294)	$ (152,203)	$ (91,611)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization	2,746	1,888	579
Capital loss from sale of property and equipment	76	0	0
Share-based compensation	73,529	64,345	21,839
Change in accrued interest on revolving credit facility	(16)	(14)	21
Changes in operating assets and liabilities:
Accounts receivable, net	(4,598)	(472)	(3,101)
Prepaid expenses and other assets	(13,335)	(1,828)	(1,313)
Accounts payable	(2,040)	6,773	8,886
Accrued expenses and other liabilities	25,568	14,598	5,555
Deferred revenue	63,719	29,738	22,495
Net cash provided by (used in) operating activities	16,355	(37,175)	(36,650)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(11,578)	(4,362)	(1,402)
Capitalized software development costs	(2,180)	(1,119)	(365)
Proceeds from sale of property and equipment	129	0	0
Changes in short-term deposits	10,000	(6,000)	15,000
Net cash provided by (used in) investing activities	(3,629)	(11,481)	13,233
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares	0	0	149,850
Proceeds from exercise of share options	5,249	542	103
Proceeds from initial public offering and concurrent private placement, net of underwriting discounts and other issuance costs	735,856	0	0
Receipt of tax advance relating to exercises of share options, net	22,258	0	0
Receipt (repayment) of revolving credit facility, net of payments	(21,000)	8,000	8,500
Capital lease payments	(91)	(72)	(7)
Net cash provided by financing activities	742,272	8,470	158,446
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	754,998	(40,186)	135,029
CASH, CASH EQUIVALENTS AND RESTRICTED CASH – Beginning of period	131,814	172,000	36,971
CASH, CASH EQUIVALENTS AND RESTRICTED CASH – End of period	886,812	131,814	172,000
SUPPLEMENTAL DISCLOSURE:
Cash paid for taxes	3,298	2,487	250
Cash paid for interest	421	685	522
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Additions to capital leases	0	0	254
Non-cash purchases of property and equipment	92	232	221
Unpaid deferred offering costs	0	174	0
Share-based compensation included in capitalized software development costs	1,522	380	100
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEET:
Cash and cash equivalents	886,812	129,814	171,601
Restricted cash – Included in prepaid expense and other current assets	0	0	20
Restricted cash – Included in other long-term assets	0	2,000	379
Total cash, cash equivalents, and restricted cash	$ 886,812	$ 131,814	$ 172,000